Income Taxes Tax Jurisdictions and Years Currently under Audit Exam (Details)	12 Months Ended
Sep. 30, 2015
Earliest Tax Year [Member]
Income Tax Examination [Line Items]
Expiration period of net operating loss carryforwards	Dec. 31, 2016
Latest Tax Year [Member]
Income Tax Examination [Line Items]
Expiration period of net operating loss carryforwards	Dec. 31, 2035
United States | Earliest Tax Year [Member]
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2013
United States | Latest Tax Year [Member]
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2014
Belgium | Earliest Tax Year [Member]
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2012
Belgium | Latest Tax Year [Member]
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2014
Canada | Earliest Tax Year [Member]
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2008
Canada | Latest Tax Year [Member]
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2013
France | Earliest Tax Year [Member]
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2002
France | Latest Tax Year [Member]
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2013
Germany | Earliest Tax Year [Member]
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2007
Germany | Latest Tax Year [Member]
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2012
Korea | Earliest Tax Year [Member]
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2008
Korea | Latest Tax Year [Member]
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2012
Mexico | Earliest Tax Year [Member]
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2010
Mexico | Latest Tax Year [Member]
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2013
United Kingdom | Earliest Tax Year [Member]
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2011
United Kingdom | Latest Tax Year [Member]
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2013
Examination Period One | Brazil | Earliest Tax Year [Member]
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2004
Examination Period One | Brazil | Latest Tax Year [Member]
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2008
Examination Period One | Italy | Earliest Tax Year [Member]
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2005
Examination Period One | Italy | Latest Tax Year [Member]
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2009
Examination Period Two | Brazil | Earliest Tax Year [Member]
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2011
Examination Period Two | Brazil | Latest Tax Year [Member]
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2012
Examination Period Two | Italy | Latest Tax Year [Member]
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2011